Stockholders' equity: (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Stockholders' equity
Common stock, authorized shares	200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
[RedeemableConvertiblePreferredStockSeriesAMember]
Stockholders' equity
Preferred stock, authorized shares	165,000	165,000	165,000
Preferred stock, par or stated value (in dollars per share)	$ 100	$ 100	$ 100
Preferred shares issued	120,468	118,113	109,124
Preferred shares outstanding	120,468	118,113	109,124